Schedule of employee benefits (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Employee Benefits
Current	$ 136,508	$ 211,300
Non-current	71,652	42,949
Employee benefits, Total	208,160	254,249
Non-current	90,450	90,450
Other provisions, Total	$ 90,450	$ 90,450